PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.7%

Penn Series Index 500 Fund* (Cost $24,169,461)	1,880,352	$41,348,947

AFFILIATED FIXED INCOME FUNDS — 41.0%

Penn Series Quality Bond Fund* (Cost $23,830,029)	1,755,223	28,381,960

TOTAL INVESTMENTS — 100.7% (Cost $47,999,490)		69,730,907
Other Assets & Liabilities — (0.7)%		(473,230)

TOTAL NET ASSETS — 100.0%		$69,257,677

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.